Provisions	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions

	Rationalization and redundancy	Employee benefits	Environmental provisions	Total
	$M	$M	$M	$M
At January 1, 2016	2.6	1.5	1.2	5.3
Charged to consolidated income statement	1.4	—	—	1.4
Credited to consolidated income statement	(0.2)	(0.4)	—	(0.6)
Cash payments	(3.0)	—	(0.3)	(3.3)
Translation	—	—	(0.2)	(0.2)
At December 31, 2016	0.8	1.1	0.7	2.6
Charged to consolidated income statement	4.3	0.5	0.4	5.2
Credited to consolidated income statement	—	—	(0.4)	(0.4)
Cash payments	(3.0)	(0.5)	—	(3.5)
At December 31, 2017	2.1	1.1	0.7	3.9

At December 31, 2017
Included in current liabilities	2.1	—	0.7	2.8
Included in non-current liabilities	—	1.1	—	1.1
	2.1	1.1	0.7	3.9
At December 31, 2016
Included in current liabilities	0.8	—	0.7	1.5
Included in non-current liabilities	—	1.1	—	1.1
	0.8	1.1	0.7	2.6

Rationalization and redundancy
At December 31, 2017, the Group had $2.1 million of provisions relating to redundancy and the rationalization of its operations (2016: $0.8 million). $1.3 million (2016: $0.3 million) and $0.8 million (2016: $0.5 million) of this provision in 2017 related to the Elektron and Gas Cylinders divisions respectively. Of the $1.3 million within the Elektron division, $0.6 million related to an onerous contract and $0.5 million to the rationalization of its Magtech operations.
Employee benefits
At December 31, 2017, the Group had $1.1 million of employee benefit liabilities (in addition to retirement benefits), as calculated on an actuarial basis, relating to a provision for workers' compensation in the U.S. (2016: $1.1 million).
Environmental provisions
At December 31, 2017, the Group had environmental provisions totaling $0.7 million relating to environmental clean-up costs (2016: $0.7 million). $0.4 million relates to a provision for disbursement of environmental liabilities as part of the acquisition of the trade and assets of the Specialty Metals business of ESM Group Inc., $0.2 million relates to work required at the U.K. Elektron division site and $0.1 million relates to work required at a Elektron business in the U.S. acquired during 2014.